Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Acorn Trust
Entity Central Index Key	0000002110
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Acorn Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class A
Trading Symbol	LACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.15	5.18	7.59
Class A (including sales charges)	7.55	3.95	6.95
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class C
Trading Symbol	LIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.83%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.28	4.40	6.78
Class C (including sales charges)	12.28	4.40	6.78
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional Class
Trading Symbol	ACRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.46	5.45	7.86
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset
Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 2 Class
Trading Symbol	CRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.51	5.48	7.89
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sect ors a
nd/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sect ors a
nd/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Represen
ta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset
Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 3 Class
Trading Symbol	CRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	14.50	5.51	7.94
Russell 2500® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class S
Trading Symbol	ACRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of October 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 20 (a)	0.83% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.83%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	14.46	5.45	7.86
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,728,833,683
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,213,063
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,728,833,683
Total number of portfolio holdings	104
Investment advisory fee (represents 0.69% of Fund average net assets)	$ 19,213,063
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Blue Owl Capital, Inc.	1.9%

Columbia Acorn International - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Class A
Trading Symbol	LAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.22%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	(5.09)	(0.65)	2.90
Class A (including sales charges) (a)	(10.54)	(1.82)	2.30
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
E
ffective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices).
The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	E
ffective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices).
The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 884,303,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,000,050
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional Class
Trading Symbol	ACINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 95	0.97%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	(4.82)	(0.39)	3.16
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 884,303,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,000,050
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 2 Class
Trading Symbol	CAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 90	0.92%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	(4.79)	(0.34)	3.22
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 884,303,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,000,050
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 3 Class
Trading Symbol	CCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 86	0.88%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(4.75)	(0.30)	3.27
MSCI EAFE SMID Cap Growth Index (Net) (b)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 884,303,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,000,050
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Represen
tati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Class S
Trading Symbol	CCIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of October 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the materials, health care, energy and communication services sectors, and from a country perspective in Australia and New Zealand, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and consumer staples sectors and larger allocations to the communication services and financials sectors, and out-of-benchmark positions in Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in Recruit Holdings Co. Ltd., a global provider of HR technology and business solutions in Japan; Pro Medicus Ltd., an Australian provider of radiology services; FPT Corp., an information technology service provider headquartered in Vietnam; Fisher & Paykel Healthcare, a manufacturer of sleep apnea solutions in New Zealand; and Niterra Co., Ltd., a Japanese auto parts manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, information technology, consumer discretionary and financials sectors, and from a country perspective in Germany, Italy, Japan and France, hurt the Fund’s results most during the annual period.
Allocations
| A larger allocation to the real estate sector and a smaller allocation to the consumer discretionary sector detracted, as did out-of-benchmark positions in Mexico and Taiwan.
Individual holdings
| Fund positions in Corporacion Inmobiliaria Vesta SAB de CV, a Mexican real estate developer; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; IDP Education Ltd., an Australian provider of education services; Hexagon AB, a Swedish sensor equipment manufacturer; and Jenoptik AG, a

German provider of products and services to the photonics market, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	(4.82)	(0.39)	3.16
MSCI EAFE SMID Cap Growth Index (Net) (c)	1.56	1.61	4.99
MSCI ACWI ex USA SMID Cap Growth Index (Net)	3.30	2.79	5.06
MSCI ACWI ex USA SMID Cap Index (Net)	3.49	3.55	5.06
MSCI EAFE Index (Net) (c)	3.82	4.73	5.20
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(c)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA SMID Cap Growth Index (Net) and the MSCI ACWI ex USA SMID Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 884,303,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 9,000,050
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
st
ics
Fund net assets	$ 884,303,358
Total number of portfolio holdings	70
Investment advisory fee (represents 0.85% of Fund average net assets)	$ 9,000,050
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Niterra Co., Ltd.	2.8%
Fisher & Paykel Healthcare Corp., Ltd.	2.8%
Auto Trader Group PLC	2.7%
Belimo Holding AG, Registered Shares	2.7%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.4%
Intermediate Capital Group PLC	2.4%
Halma PLC	2.3%
IMCD NV	2.3%
FPT Corp.	2.2%

Material Fund Change [Text Block]
Certain Fund Ch
an
ges
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund changed its policy to reduce the Fund’s minimum investment in foreign companies in developed and emerging markets from at least 75% of its net assets to at least 65% of its net assets in foreign companies. The Fund also added a policy that it may invest up to 20% of its net assets in companies in emerging markets. In connection with these changes, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International Select - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Class A
Trading Symbol	LAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 123	1.23%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	(0.30)	(0.56)	4.34
Class A (including sales charges) (a)	(6.02)	(1.73)	3.73
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 189,626,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,904,351
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
st
ics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%

Holdings [Text Block]
Graphical Representation of Fund

Ho
lding
s
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International Select - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional Class
Trading Symbol	ACFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	(0.04)	(0.31)	4.61
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 189,626,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,904,351
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International Select Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 2 Class
Trading Symbol	CRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	0.14	(0.20)	4.71
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 189,626,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,904,351
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fu
nd
Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International Select - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 3 Class
Trading Symbol	CSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at c olumbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	0.14	(0.16)	4.76
MSCI EAFE Growth Index (Net) (b)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 189,626,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,904,351
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Acorn International Select - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Class S
Trading Symbol	ACFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of October 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 23 (a)	0.98% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.98%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care, materials and communication services sectors, and from a country perspective in France and the United Kingdom, boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, energy and information technology sectors and a smaller allocation to the health care sector, and out-of-benchmark positions in India and Canada, buoyed Fund results during the annual period.
Individual holdings
| Positions in 3i Group PLC, a UK-based private equity and venture capital business; Recruit Holdings Co., Ltd., a global provider of HR technology and business solutions in Japan; Lonza Group AG, a Swiss pharmaceutical company; CRH PLC, a manufacturer of building materials and products for the construction industry; and Shopify, Inc., a Canada-based e-commerce platform, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, industrials, energy and consumer staples sectors, and from a country perspective in Japan and the Netherlands, hurt the Fund’s results most during the annual period.
Allocations
| Slightly larger allocations to the industrials and real estate sectors detracted, as did out-of-benchmark positions in Taiwan, Brazil and China.
Individual holdings
| Fund positions in Voltronic Power Technology Corp., a Taiwanese manufacturer of UPSs (uninterrupted power supply), inverters and solar power products; Silergy Corp., a maker of power management integrated circuits; Parade Technologies Ltd., also a maker of integrated circuit products; Kokusai Electric Corp., a Japanese manufacturer of electrical equipment, semiconductor systems, and industrial video cameras; and Renesas Electronics Corp., a

Japanese semiconductor manufacturer, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	(0.04)	(0.31)	4.61
MSCI EAFE Growth Index (Net) (c)	2.05	4.00	5.84
MSCI ACWI ex USA Growth Index (Net)	5.07	3.44	5.35
MSCI ACWI ex USA Index (Net)	5.53	4.10	4.80
MSCI EAFE Index (Net) (c)	3.82	4.73	5.20
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(c)
Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Growth Index (Net) and the MSCI ACWI ex USA Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
Material Change Date	Sep. 03, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 189,626,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,904,351
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
stics
Fund net assets	$ 189,626,791
Total number of portfolio holdings	58
Investment advisory fee (represents 0.89% of Fund average net assets)	$ 1,904,351
Portfolio turnover for the reporting period	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Schneider Electric SE	3.6%
Capcom Co., Ltd.	3.4%
Recruit Holdings Co., Ltd.	2.9%
Adidas AG	2.7%
Deutsche Telekom AG, Registered Shares	2.7%
Novo Nordisk A/S, Class B	2.7%
Publicis Groupe SA	2.5%
Belimo Holding AG, Registered Shares	2.4%
CRH PLC	2.3%
ASML Holding NV	2.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.

Material Fund Change Strategies [Text Block]	Effective September 3, 2024, the Fund adopted a policy that it may invest up to 20% of its net assets in companies in emerging markets. Previously, the Fund could invest up to 35% of its net assets in such companies. In connection with this change, the Fund’s primary and secondary benchmarks changed to the MSCI EAFE Growth Index (Net) and the MSCI EAFE Index (Net), respectively.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Thermostat FundSM Class A
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class A
Trading Symbol	CTFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	7.68	7.41	6.08
Class A (including sales charges) (a)	1.50	6.15	5.45
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Thermostat FundSM Class C
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class C
Trading Symbol	CTFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	6.86	6.61	5.29
Class C (including sales charges) (a)	5.86	6.61	5.29
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Thermostat FundSM Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional Class
Trading Symbol	COTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	7.97	7.69	6.35
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Thermostat FundSM Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 2 Class
Trading Symbol	CQTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	8.01	7.72	6.39
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Thermostat FundSM Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 3 Class
Trading Symbol	CYYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	8.00	7.77	6.42
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Thermostat FundSM Class S
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund
Class Name	Class S
Trading Symbol	COTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of October 2, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 6 (a)	0.25% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.25%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Equities
| The Fund’s allocation to Columbia Large Cap Growth Fund, which was a new portfolio addition in May 2024, contributed to results during the period.
Fixed income
| The Fund’s allocations to the Columbia High Yield Bond Fund and Columbia Corporate Income Fund were additive to results. Columbia High Yield Bond Fund was a new portfolio addition in May 2024 and the Fund’s Columbia Corporate Income Fund allocation was doubled to 20% of the bond sleeve.
Allocation
| The Fund’s annual rebalance in May 2024 resulted in an improvement in relative performance due to an increase in the portfolio’s equity allocation and new style bets.
Top Performance Detractors
Allocation
| The Fund underperformed its benchmark due to its allocation to equity versus fixed income during the annual period. The Fund saw an average overall allocation to equities of less than 29% and with equity outperforming fixed income, this allocation detracted from relative performance.
Equities
| The Fund’s allocation to small cap equities detracted from results. Equity managers, overall, largely met or underperformed their benchmarks during the year, which detracted from relative performance.
Fixed income
| The Fund’s allocations to Columbia Quality Income Fund and Columbia U.S. Treasury Index Fund weighed slightly on results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	7.97	7.69	6.35
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index	12.65	7.18	7.35
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to May 2018 reflects returns achieved following a principal investment strategy with a single form of asset allocation table. While the Fund now follows a principal investment strategy with two potential forms of asset allocation tables. The form of the Fund’s currently effective asset allocation table was in place from the Fund’s inception in 2002 through April 30, 2020. The Fund’s performance prior to May 1, 2020 and after April 30, 2021 reflects the current form of allocation table. The Fund’s performance from May 1, 2020 through April 30, 2021 reflects a different form of asset allocation table.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,198,625,853
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,279,978
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,198,625,853
Total number of portfolio holdings	13
Investment advisory fee (represents 0.10% of Fund average net assets)	$ 1,279,978
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	18.8%
Columbia Corporate Income Fund, Institutional 3 Class	15.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	15.0%
Columbia Quality Income Fund, Institutional 3 Class	11.3%
Columbia High Yield Bond Fund, Institutional 3 Class	7.5%
Columbia Diversified Fixed Income Allocation ETF	7.4%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	6.2%
Columbia Contrarian Core Fund, Institutional 3 Class	6.2%
Columbia Large Cap Index Fund, Institutional 3 Class	5.0%
Columbia Large Cap Growth Fund, Institutional 3 Class	2.5%

Columbia Acron European Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Class A
Trading Symbol	CAEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 143	1.45%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, communication services and consumer discretionary sectors, as well as in Germany and Switzerland from a country perspective, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the real estate, consumer discretionary and materials sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Ascential plc, a UK-based business-to-business information and analytics company; Sectra AB, a Swedish medical technology and cybersecurity company; Intermediate Capital Group, a UK-based global asset manager; Accelleron Industries AG, a turbocharger manufacturer based in Switzerland; and Addtech AB, a Swedish electronic equipment producer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, health care and consumer staples sectors, and in Italy and France from a country perspective, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the information technology and health care sectors and a smaller allocation to the financials sector, as well as an underweight to Denmark, detracted.
Individual holdings
| Fund positions in Edenred SE, a French provider of digital payment solutions; Carel Industries SpA, a manufacturer of humidifiers, refrigerators and microprocessors based in Italy; Amplifon SpA, an Italian manufacturer of hearing aids and accessories; Hexagon AB, a Swedish sensor equipment manufacturer; and IMCD NV, a Dutch maker of specialty chemicals, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(4.39)	1.93	6.10
Class A (including sales charges)	(9.89)	0.73	5.48
MSCI AC Europe Small Cap Index (Net)	(0.69)	2.15	5.38
MSCI ACWI ex USA Index (Net) (a)	5.53	4.10	4.80
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests
.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests
.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 41,109,469
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 616,373
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 41,109,469
Total number of portfolio holdings	67
Investment advisory fee (represents 1.19% of Fund average net assets)	$ 616,373
Portfolio turnover for the reporting period	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%
Equity
Sector
Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%

Columbia Acron European Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Institutional Class
Trading Symbol	CAEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 118	1.20%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, communication services and consumer discretionary sectors, as well as in Germany and Switzerland from a country perspective, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the real estate, consumer discretionary and materials sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Ascential plc, a UK-based business-to-business information and analytics company; Sectra AB, a Swedish medical technology and cybersecurity company; Intermediate Capital Group, a UK-based global asset manager; Accelleron Industries AG, a turbocharger manufacturer based in Switzerland; and Addtech AB, a Swedish electronic equipment producer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, health care and consumer staples sectors, and in Italy and France from a country perspective, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the information technology and health care sectors and a smaller allocation to the financials sector, as well as an underweight to Denmark, detracted.
Individual holdings
| Fund positions in Edenred SE, a French provider of digital payment solutions; Carel Industries SpA, a manufacturer of humidifiers, refrigerators and microprocessors based in Italy; Amplifon SpA, an Italian manufacturer of hearing aids and accessories; Hexagon AB, a Swedish sensor equipment manufacturer; and IMCD NV, a Dutch maker of specialty chemicals, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(4.18)	2.17	6.37
MSCI AC Europe Small Cap Index (Net)	(0.69)	2.15	5.38
MSCI ACWI ex USA Index (Net) (a)	5.53	4.10	4.80
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI ex USA Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to the MSCI AC Europe Small Cap Index (Net), which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 41,109,469
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 616,373
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 41,109,469
Total number of portfolio holdings	67
Investment advisory fee (represents 1.19% of Fund average net assets)	$ 616,373
Portfolio turnover for the reporting period	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%
Equity
Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Intermediate Capital Group PLC	3.8%
Kardex Holding AG	3.3%
Munters Group AB	3.3%
Belimo Holding AG, Registered Shares	3.2%
Diploma PLC	3.1%
Amplifon SpA	3.0%
AddTech AB, B Shares	2.9%
Auto Trader Group PLC	2.9%
InterParfums, Inc.	2.9%
Carel Industries SpA	2.8%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.